Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Estimated Useful Lives and the Methods of Depreciation for Current and Comparative Periods

The estimated useful lives and the methods of depreciation for the current and comparative periods are as follows:

Asset	Basis	Rate

Computer equipment	Declining balance	30%
Computer software	Declining balance	100%
Furniture and equipment	Declining balance	20%
Leasehold improvements	Straight-line	Shorter of initial lease
		term or useful life
Injection mold	Straight-line	5 years

Intangible Assets Finite Lives Amortized Over Period

Intangible assets with finite lives are amortized over the following periods:

Asset	Basis	Rate

Intellectual property rights to the CRH O’Regan System	Straight-line	15 years

Intellectual property new technology	Straight-line	20 years

Exclusive professional services agreements	Straight-line	2.5 to 15 years